INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Schedule of investment in subsidiaries

Details of the Company’s subsidiaries at 31 December 2022 and 31 December 2021 are as follows:

	Country of	Ownership	Voting Power	Nature of
Name of Undertaking	Incorporation	Interest (%)	Held (%)	Business
Argo Innovation Labs Inc.	Canada	100%	100%	***
Argo Innovation Labs Limited	UK	100%	100%	Dormant
Argo Innovation Facilities (US) Inc.	USA	100%	100%	*
9377-2556 Quebec Inc.	Canada	100%	100%	**
9366-5230 Quebec Inc.	Canada	100%	100%	**
Argo Holdings US Inc.	USA	100%	100%	****
Argo Operating US LLC	USA	100%	100%	*

* The provision of cryptocurrency mining services

** The provision of cryptocurrency mining sites

*** Converted from the provision of cryptocurrency mining services to cost centre in 2022

**** Holding company

	2022	2021
Investment in subsidiaries	£’000	£’000

At 1 January	12,181	—
Additions	53,494	12,181
Disposals	(12,181)	—
At 31 December	53,494	12,181

Schedule of effects of disposal

Group
At 28 December
2022
£000
Carrying amounts of assets and liabilities as at the date of disposal:

Cash and bank balances	1,357
Property, plant and equipment	104,888
Trade and other debtors	297
Total assets	106,542

Trade and other creditors	9,764
Total liabilities	9,764

Net assets disposed of	96,778

Cash flows arising from disposal:

Proceeds used to paydown existing debt	70,654
Issuance of new loan	(25,356)
Proceeds received in cash for new loans	6,676
Total Proceeds	51,974
Net assets disposed of (as above)	96,778
Loss on disposal	(44,804)